DELAWARE VIP SMID CAP GROWTH SERIES
WHAT ARE THE SERIES' FEES AND EXPENSES?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DELAWARE VIP SMID CAP GROWTH SERIES DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
Management fees		0.75%
Distribution and service (12b-1) fees		0.30%
Other expenses		0.14%
Total annual series operating expenses		1.19%
Fee waivers and expense reimbursements	[1]	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements		1.14%
[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series' average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

DELAWARE VIP® TRUST

Delaware VIP Smid Cap Growth Series
(the “Series”)

Supplement to the Series’ Service Class
Statutory Prospectus dated April 29, 2011

The following replaces the information in the section entitled, “WHAT ARE THE SERIES' FEES AND EXPENSES?” on page 2.

WHAT ARE THE SERIES' FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS	SERVICE
Management fees	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.14%
Total annual series operating expenses	1.19%
Fee waivers and expense reimbursements1	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements	1.14%

1
The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series’ average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb 9, 2012
Entity Registrant Name	dei_EntityRegistrantName	DELAWARE VIP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000814230
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 9, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 9, 2012
Prospectus Date	rr_ProspectusDate	Apr 29, 2012
DELAWARE VIP SMID CAP GROWTH SERIES | DELAWARE VIP SMID CAP GROWTH SERIES SERVICE CLASS
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual series operating expenses	rr_ExpensesOverAssets	1.19%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total annual series operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.14%
DELAWARE VIP SMID CAP GROWTH SERIES
Risk/Return:	rr_RiskReturnAbstract
Expense [Heading]	rr_ExpenseHeading	WHAT ARE THE SERIES' FEES AND EXPENSES?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Supplement [Text Block]	delvip_SupplementTextBlock
DELAWARE VIP® TRUST

Delaware VIP Smid Cap Growth Series
(the “Series”)

Supplement to the Series’ Service Class
Statutory Prospectus dated April 29, 2011

The following replaces the information in the section entitled, “WHAT ARE THE SERIES' FEES AND EXPENSES?” on page 2.

WHAT ARE THE SERIES' FEES AND EXPENSES?

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Series. The fee table and example do not reflect any fees or sales charges imposed by variable insurance contracts. If they did, the expenses would be higher.

Annual series operating expenses (expenses that you pay each year as a percentage of the value of your investment)

CLASS	SERVICE
Management fees	0.75%
Distribution and service (12b-1) fees	0.30%
Other expenses	0.14%
Total annual series operating expenses	1.19%
Fee waivers and expense reimbursements1	(0.05%)
Total annual series operating expenses after fee waivers and expense reimbursements	1.14%

1
The Series’ distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series’ average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.

[1]	The Series' distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the 12b-1 fees to no more than 0.25% of the Series' average daily net assets from February 27, 2012 through April 30, 2013 or, if longer, until the Series is offered under new participation agreements or under new contracts with existing insurance companies (other than the update and modification of existing contracts in the normal course of business that may require registration or re-registration under state insurance laws as a new insurance contract, provided the new insurance contract effectively replaces the current insurance contract). These waivers and reimbursements may only be terminated by agreement of the Distributor and the Series.